Income Taxes - Provision for (Recovery of) Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income tax:
Current year expense	$ 172.6	$ 175.0
Adjustments to prior years’ income taxes	(23.8)	2.7
Current income tax	148.8	177.7
Deferred income tax:
Origination and reversal of temporary differences	51.1	87.5
Adjustments to prior years' deferred income taxes	15.4	(17.1)
Other	(8.6)	13.4
Deferred income tax	57.9	83.8
Provision for income taxes	$ 206.7	$ 261.5